Property and equipment (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property plant and equipment gross			$ 1,221,000	$ 28,000
Less accumulated depreciation			(134,000)
Property and equipment, net	$ 915,000		1,087,000	28,000
Depreciation and amortization expense	$ 522,000	$ 89,000	134,000	0
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross			691,000
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross				25,000
FurnitureFixturesAndOfficeEquipmentMember
Property, Plant and Equipment [Line Items]
Property plant and equipment gross			350,000
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross			$ 180,000	$ 3,000